Prepaid Expenses and Other Current Assets - Schedule of Movement of Allowance for Credit Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Allowance for Credit Losses [Abstract]
Balance at beginning	$ 20,182		$ 466
Addition during the period	3,016	20,187
Reversal during the period			(321)
Write off during the period	(12,259)		(145)
Effect of exchange rate differences	(152)	(5)
Balance at ending	$ 10,787	$ 20,182